UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, MA 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, MA 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Limited Maturity Municipal Income Funds Semiannual Report September 30, 2012

AMT-Free    •    National

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2012

Eaton Vance

Limited Maturity Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Limited Maturity Municipal Income Fund	2

National Limited Maturity Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	39

Officers and Trustees	42

Important Notices	43

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

September 30, 2012

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	6/27/1996	3.54%	6.58%	4.18%	3.60%	—
Class A with 2.25% Maximum Sales Charge	—	1.18	4.22	3.72	3.37	—
Class B at NAV	5/29/1992	3.15	5.78	3.38	2.83	—
Class B with 3% Maximum Sales Charge	—	0.15	2.78	3.38	2.83	—
Class C at NAV	12/8/1993	3.16	5.88	3.40	2.83	—
Class C with 1% Maximum Sales Charge	—	2.16	4.88	3.40	2.83	—
Class I at NAV	8/3/2010	3.72	6.84	—	—	4.93%
Barclays Capital 7 Year Municipal Bond Index	—	3.52%	6.65%	6.52%	5.02%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.89%	1.63%	1.63%	0.73%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.19%	2.41%	2.38%	3.35%
Taxable-Equivalent Distribution Rate			4.91	3.71	3.66	5.15
SEC 30-day Yield			1.27	0.56	0.55	1.44
Taxable-Equivalent SEC 30-day Yield			1.95	0.86	0.85	2.22

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Funds

September 30, 2012

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

						Since Inception
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	6/27/1996	4.09%	7.41%	4.31%	4.13%	—
Class A with 2.25% Maximum Sales Charge	—	1.70	5.02	3.83	3.90	—
Class B at NAV	5/22/1992	3.59	6.61	3.52	3.35	—
Class B with 3% Maximum Sales Charge	—	0.59	3.61	3.52	3.35	—
Class C at NAV	12/8/1993	3.64	6.65	3.53	3.35	—
Class C with 1% Maximum Sales Charge	—	2.64	5.65	3.53	3.35	—
Class I at NAV	10/1/2009	4.17	7.57	—	—	4.79%
Barclays Capital 7 Year Municipal Bond Index	—	3.52%	6.65%	6.52%	5.02%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.68%	1.43%	1.43%	0.53%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.62%	2.82%	2.82%	3.78%
Taxable-Equivalent Distribution Rate			5.57	4.34	4.34	5.82
SEC 30-day Yield			1.67	0.97	0.97	1.86
Taxable-Equivalent SEC 30-day Yield			2.57	1.49	1.49	2.86

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Endnotes and Additional Disclosures

[1]

Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

4

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 – September 30, 2012).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,035.40	$4.49	0.88%
Class B	$1,000.00	$1,031.50	$8.35	1.64%
Class C	$1,000.00	$1,031.60	$8.30	1.63%
Class I	$1,000.00	$1,037.20	$3.73	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.46	0.88%
Class B	$1,000.00	$1,016.80	$8.29	1.64%
Class C	$1,000.00	$1,016.90	$8.24	1.63%
Class I	$1,000.00	$1,021.40	$3.70	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

5

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Fund Expenses — continued

Eaton Vance National Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,040.90	$3.38	0.66%
Class B	$1,000.00	$1,035.90	$7.20	1.41%
Class C	$1,000.00	$1,036.40	$7.20	1.41%
Class I	$1,000.00	$1,041.70	$2.61	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.35	0.66%
Class B	$1,000.00	$1,018.00	$7.13	1.41%
Class C	$1,000.00	$1,018.00	$7.13	1.41%
Class I	$1,000.00	$1,022.50	$2.59	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

6

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,183,910
Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	750	942,593

		$2,126,503

Education — 8.1%
Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$500	$605,210
Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,000	1,237,980
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/25	395	442,668
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/26	170	188,901
University of Houston, TX, 5.00%, 2/15/21	1,000	1,203,010
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,210,000
Vermont Educational and Health Buildings Financing Agency Revenue, (St Michael’s College), 5.00%, 10/1/25	500	577,390

		$5,465,159

Electric Utilities — 8.3%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$357,047
California Department of Water Resource Power Supply, 5.00%, 5/1/22	670	788,704
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,000	1,151,450
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	535,100
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	800	966,320
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	530,670
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,235,050

		$5,564,341

General Obligations — 12.3%
Bonneville and Bingham Counties, ID, Joint School District No. 93, 4.00%, 9/15/22	$700	$840,315
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/29	750	932,798
Kentwood, MI, Public Schools, 4.00%, 5/1/21	40	46,948
Kentwood, MI, Public Schools, 4.00%, 5/1/23	225	262,658
Massachusetts, 0.848%, 11/1/25(1)	1,500	1,304,040

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	$1,500	$1,779,600
Virginia, 5.00%, 6/1/28	1,500	1,818,975
Washington County, OR, Banks School District No. 13, 3.00%, 6/15/22	640	708,934
Wilmington, DE, 5.00%, 12/1/25	500	602,840

		$8,297,108

Hospital — 11.3%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$750	$826,800
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,197,060
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,152,180
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,122,010
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	303,773
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,491,836
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	445	461,483
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	625	612,137
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	225,850
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	202,689

		$7,595,818

Industrial Development Revenue — 0.5%
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	$335	$364,996

		$364,996

Insured – Education — 4.8%
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,306,780
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,000	759,550
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,146,160

		$3,212,490

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.2%
Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,157,930
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	995,843

		$2,153,773

Insured – Escrowed / Prerefunded — 1.8%
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$1,000	$1,191,100

		$1,191,100

Insured – General Obligations — 2.5%
New York, NY, (AGM), 5.00%, 4/1/22	$500	$572,805
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,150,000

		$1,722,805

Insured – Special Tax Revenue — 4.9%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$2,000	$1,402,640
Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	700	850,199
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	1,079,590

		$3,332,429

Insured – Transportation — 2.5%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,184,550
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	503,979

		$1,688,529

Insured – Water and Sewer — 4.0%
Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,175,230
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,195,240
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	315,910

		$2,686,380

Lease Revenue / Certificates of Participation — 1.0%
Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	$530	$645,556

		$645,556

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.7%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	$500	$616,585
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,181,950

		$1,798,535

Senior Living / Life Care — 1.6%
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$225	$240,599
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	301,394
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(2)	590	259,606
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	250	274,173

		$1,075,772

Special Tax Revenue — 5.5%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$500	$609,120
California Economic Recovery, 5.00%, 7/1/18	500	613,050
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	65	65,594
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	125	126,703
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	5	4,935
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	25	17,463
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	26,842
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	40	35,464
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	45	20,346
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(3)	35	0
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	210	210,199
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	140	139,909
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	102,589
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,265	1,646,676

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	$20	$5,802
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 12/31/49(4)	100	70,008

		$3,694,700

Student Loan — 4.2%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,000	$1,120,240
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	1,500	1,693,440

		$2,813,680

Transportation — 12.9%
Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,211,370
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,237,170
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	605,555
Massachusetts Port Authority, 5.00%, 7/1/26	500	615,660
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,504,762
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,186,300
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,161,750
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,191,670

		$8,714,237

Water and Sewer — 3.5%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$200	$220,958
Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,000	1,324,240
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	805,300

		$2,350,498

Total Tax-Exempt Investments — 98.7% (identified cost $59,177,822)		$66,494,409

Other Assets, Less Liabilities — 1.3%		$877,067

Net Assets — 100.0%		$67,371,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At September 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	10.1%
Others, representing less than 10% individually	88.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 24.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 7.5% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

(2)	Security is in default and making only partial interest payments.

(3)	Defaulted bond.

(4)	Defaulted matured bond.

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$175	$175,000
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,345,658
Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	9,215	11,285,887
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,862,500
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	2,000	2,476,140
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,698,196
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	760	779,494
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	358,252
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,178,227
Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	300	303,741
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,000	12,025,200
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,476,050

		$42,964,345

Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$375	$382,429

		$382,429

Education — 5.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$583,335
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	574,185
Illinois Educational Facilities Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,000	2,139,080
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	250	99,993
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	350	369,145
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	3,045,049

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	$2,750	$3,447,895
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	4,500	5,493,645
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	500	520,935
Ohio State University General Receipts, 5.00%, 12/1/23	250	302,318
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,180,940
University of California, 5.00%, 5/15/21	500	583,960
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/25	4,340	4,863,751
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/26	1,880	2,089,018
University of Illinois, 0.00%, 4/1/15	1,700	1,647,810
University of Illinois, 0.00%, 4/1/16	1,000	944,570
University of New Mexico, 5.00%, 6/1/26	1,000	1,222,210
University of Texas, 5.25%, 7/1/26	5,245	7,060,819
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,453,965
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	785,889
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	661,710

		$39,070,222

Electric Utilities — 8.1%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$5,013,012
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,400	2,520,336
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,892,925
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,347,460
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,200	3,865,280
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,633,750
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,476,160
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,727,815
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,953,005
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,651,775

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	$700	$817,341
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	500	531,360
Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,500	6,600,360
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,492,375
Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,500	2,531,700

		$58,054,654

Escrowed / Prerefunded — 2.2%
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$225	$239,967
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,513,810
Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,000	2,044,960
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	383,981
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,374,537
Ohio State Water Development Authority, (Drinking Water), Prerefunded to 12/1/12, 5.50%, 12/1/14	430	434,012
Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,000	2,033,020
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,000	5,497,450

		$15,521,737

General Obligations — 13.8%
Austin, TX, 4.00%, 9/1/28	$3,000	$3,323,760
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,457,489
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	785,396
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/27	1,145	1,437,204
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/23	1,005	1,272,611
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/24	1,730	2,176,617
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,223,200

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	$3,670	$4,152,495
Franklin County, OH, 5.00%, 12/1/12	395	398,326
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,291,490
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,940,545
Gwinnett County, GA, School District, 5.00%, 2/1/29	5,400	7,002,504
Hamilton, OH, School District, 6.15%, 12/1/15	500	586,255
Howell, MI, Public Schools, 4.00%, 5/1/19	500	572,390
Howell, MI, Public Schools, 4.00%, 5/1/20	300	343,017
Howell, MI, Public Schools, 4.00%, 5/1/21	1,275	1,453,972
Howell, MI, Public Schools, 4.50%, 5/1/27	2,340	2,658,825
Howell, MI, Public Schools, 5.00%, 5/1/22	1,100	1,360,183
Kentwood, MI, Public Schools, 4.00%, 5/1/21	615	721,819
Kentwood, MI, Public Schools, 4.00%, 5/1/23	2,475	2,889,241
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	12,029,700
Michigan, 6.00%, 11/1/22	2,985	3,695,997
North Carolina, 5.00%, 5/1/22	10,000	13,010,900
Oregon State, (Oregon University System), 5.00%, 8/1/24	2,960	3,769,678
Oregon State, (Oregon University System), 5.00%, 8/1/26	1,500	1,893,900
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,515,325
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	11,582,993
Wake County, NC, 5.00%, 3/1/24	10,000	13,161,700

		$98,707,532

Health Care – Miscellaneous — 0.2%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,042,950
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	109	109,861

		$1,152,811

Hospital — 6.2%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$5,250	$5,787,600
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	584,300
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	598,530
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	1,000	1,065,130
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	7,047,780
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,585,900

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	$1,205	$1,399,439
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,860	2,073,565
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,835	3,122,214
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	3,048,779
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,116,310
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,815,564
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,472,075
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,000	1,001,580
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,811,635
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	500	529,000
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,138,010
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,705	1,874,255
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,059,792
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,117,809
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,162,300
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	295,762
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,999,182

		$44,706,511

Housing — 0.1%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$350	$374,524
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	605	604,927
Texas Student Housing Corp., (University of North Texas), 0.00%, 7/1/49(1)	95	56,971

		$1,036,422

Industrial Development Revenue — 4.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$7,175,388

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	$2,415	$2,478,756
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,043,750
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,410	741,392
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	2,026,637
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	12,191,696
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,814,084
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,573,544

		$31,045,247

Insured – Education — 1.7%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$355,849
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	641,735
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,101,910
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,390,654
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,491,524
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,378,583

		$12,360,255

Insured – Electric Utilities — 1.1%
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$600	$653,820
Cape May County, NJ, Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	560	743,501
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,436,080
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	569,220
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,119,390

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	$1,000	$1,126,670

		$7,648,681

Insured – Escrowed / Prerefunded — 1.3%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$444,040
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,489,100
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	406,021
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,888,418

		$9,227,579

Insured – General Obligations — 8.9%
Boston, MA,, (NPFG), 0.125%, 3/1/22	$8,000	$6,404,480
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	6,096,645
Clearview, NJ, Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	245	260,026
Freehold, NJ, Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	301,677
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	985,300
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,217,515
Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,000	7,704,300
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,360,475
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	812,025
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,967,500
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,411,872
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,761,248
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,440	3,813,309
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,218,260
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,500	1,504,995
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	971,120
Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	500	504,520

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Washington, (AMBAC), 0.00%, 12/1/22	$10,000	$7,752,200
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	4,275	3,475,917

		$63,523,384

Insured – Hospital — 1.3%
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	$1,000	$1,014,850
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	500	525,260
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,405	3,722,176
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	4,081,039

		$9,343,325

Insured – Lease Revenue / Certificates of Participation — 1.0%
California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$420	$428,522
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	1,000	1,109,850
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,592,400

		$7,130,772

Insured – Other Revenue — 0.1%
Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$175	$176,710
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	160	203,421

		$380,131

Insured – Special Tax Revenue — 5.5%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$1,355	$1,410,447
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,217,050
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	10,000	12,856,100
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	4,909,240
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,539,500
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	6,320,084
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	278,430
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	595,425

		$39,126,276

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,090	$3,530,016

		$3,530,016

Insured – Transportation — 4.4%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,237,855
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,189,390
Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	1,105	1,108,724
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,983,000
Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,000	1,003,840
New Jersey Transportation Trust Fund Authority, (AGC), (AMBAC), 0.00%, 12/15/24	10,000	6,372,800
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	6,350,150
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,247,948
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	1,750	2,158,292
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	736,288
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	790,796

		$31,179,083

Insured – Water and Sewer — 2.0%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$2,000	$2,001,360
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,728,031
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,250	4,378,628
North Hudson, NJ, Sewer Authority, (NPFG), 5.125%, 8/1/22	1,000	1,292,060
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,219,930
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/16	565	525,314
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/17	565	511,382
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/18	565	492,889

		$14,149,594

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.6%
California Public Works, (University of California), 5.25%, 6/1/20	$500	$629,700
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	6,064,490
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,548,784
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,213,118
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	4,385	5,512,208
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,859,177

		$18,827,477

Other Revenue — 1.9%
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	$1,220	$1,060,156
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	3,814,290
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	55	54,947
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	510	494,924
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	307,638
Seminole Tribe, FL, 5.50%, 10/1/24(2)	1,825	1,970,033
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,764,342

		$13,466,330

Senior Living / Life Care — 1.2%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,614,590
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,275	1,363,396
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200	201,056
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	490	506,420
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	460	512,780
New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	1,150	1,153,438
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(3)	495	217,805
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	460,455
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,346,917

		$8,376,857

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Solid Waste — 1.0%
Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,000	$4,015,280
Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350	350,347
Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,000	3,009,960

		$7,375,587

Special Tax Revenue — 2.4%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$1,360	$1,656,806
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	428	349,154
California Economic Recovery, 5.00%, 7/1/18	500	613,050
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	175	176,600
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,275,200
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	425	430,788
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	40	39,483
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,323,940
Michigan Trunk Line, 5.00%, 11/15/22	345	431,171
Michigan Trunk Line, 5.00%, 11/15/23	600	740,724
Michigan Trunk Line, 5.00%, 11/15/24	1,100	1,346,455
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,328,206
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,390,540
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,784,835
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	190	194,797
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	155	108,268
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	176,707
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	240	212,786
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	310	140,160
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	280	0

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	$830	$829,460
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,085	1,113,091
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	275	79,772
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 12/31/10(4)	300	210,024

		$16,952,017

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,152,980

		$1,152,980

Transportation — 14.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$601,870
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,630,150
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	4,750	5,598,492
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,290,429
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	601,300
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,500	2,589,425
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,842,500
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	6,058,350
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	6,027,900
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	9,187,500
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,811,970
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	6,000	7,536,180
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	6,019,050
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/25	1,000	1,134,040
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/26	890	1,009,296
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,272,840
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	11,000	12,774,190

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	$10,000	$12,197,700
Virginia Transportation Board, 4.00%, 3/15/25	5,145	5,847,035

		$100,030,217

Water and Sewer — 1.5%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$1,300	$1,436,227
Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	1,610	1,808,818
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	5,000	5,950,800
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	569,540
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,267,850

		$11,033,235

Total Tax–Exempt Investments — 99.1% (identified cost $634,686,249)		$707,455,706

Other Assets, Less Liabilities — 0.9%		$6,620,908

Net Assets — 100.0%		$714,076,614

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	12.4%
Others, representing less than 10% individually	86.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 27.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.5% of total investments.

(1)	Defaulted bond.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $12,263,453 or 1.7% of the Fund’s net assets.

(3)	Security is in default and making only partial interest payments.

(4)	Defaulted matured bond.

16	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Statements of Assets and Liabilities (Unaudited)

	September 30, 2012
Assets	AMT-Free Limited Fund	National Limited Fund
Investments —
Identified cost	$59,177,822	$634,686,249
Unrealized appreciation	7,316,587	72,769,457
Investments, at value	$66,494,409	$707,455,706
Cash	$29,023	$43,874
Restricted cash*	135,000	699,000
Interest receivable	737,155	8,257,784
Receivable for investments sold	—	1,504,012
Receivable for Fund shares sold	102,478	865,920
Receivable for variation margin on open financial futures contracts	2,172	21,344
Total assets	$67,500,237	$718,847,640
Liabilities
Demand note payable	$—	$600,000
Payable for Fund shares redeemed	2,235	2,851,381
Distributions payable	64,404	819,203
Payable to affiliates:
Investment adviser fee	22,944	246,183
Distribution and service fees	18,849	152,583
Accrued expenses	20,329	101,676
Total liabilities	$128,761	$4,771,026
Net Assets	$67,371,476	$714,076,614
Sources of Net Assets
Paid-in capital	$63,302,675	$697,259,529
Accumulated net realized loss	(3,150,169)	(55,880,548)
Accumulated distributions in excess of net investment income	(43,567)	(8,340)
Net unrealized appreciation	7,262,537	72,705,973
Net Assets	$67,371,476	$714,076,614
Class A Shares
Net Assets	$48,404,133	$345,478,244
Shares Outstanding	4,624,426	33,029,967
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.47	$10.46
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.71	$10.70
Class B Shares
Net Assets	$546,491	$4,239,806
Shares Outstanding	52,184	405,147
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.47	$10.46
Class C Shares
Net Assets	$16,854,020	$145,494,412
Shares Outstanding	1,704,667	14,828,883
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.89	$9.81
Class I Shares
Net Assets	$1,566,832	$218,864,152
Shares Outstanding	149,570	20,925,853
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.48	$10.46

On	sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

17	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Statements of Operations (Unaudited)

	Six Months Ended September 30, 2012
Investment Income	AMT-Free Limited Fund	National Limited Fund
Interest	$1,333,674	$14,492,776
Total investment income	$1,333,674	$14,492,776

Expenses
Investment adviser fee	$139,551	$1,501,407
Distribution and service fees
Class A	36,430	262,362
Class B	2,494	20,135
Class C	74,297	643,250
Trustees’ fees and expenses	1,553	14,670
Custodian fee	23,715	112,112
Transfer and dividend disbursing agent fees	10,755	122,768
Legal and accounting services	20,510	45,710
Printing and postage	6,418	24,572
Registration fees	27,543	26,541
Miscellaneous	15,508	45,843
Total expenses	$358,774	$2,819,370
Deduct —
Reduction of custodian fee	$169	$2,425
Total expense reductions	$169	$2,425

Net expenses	$358,605	$2,816,945

Net investment income	$975,069	$11,675,831

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$749,440	$435,448
Financial futures contracts	(371,264)	(2,585,192)
Net realized gain (loss)	$378,176	$(2,149,744)
Change in unrealized appreciation (depreciation) —
Investments	$999,800	$19,335,016
Financial futures contracts	(118,366)	(648,470)
Net change in unrealized appreciation (depreciation)	$881,434	$18,686,546

Net realized and unrealized gain	$1,259,610	$16,536,802

Net increase in net assets from operations	$2,234,679	$28,212,633

18	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Statements of Changes in Net Assets

	Six Months Ended September 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Limited Fund	National Limited Fund
From operations —
Net investment income	$975,069	$11,675,831
Net realized gain (loss) from investment transactions and financial futures contracts	378,176	(2,149,744)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	881,434	18,686,546
Net increase in net assets from operations	$2,234,679	$28,212,633
Distributions to shareholders —
From net investment income
Class A	$(737,304)	$(5,755,736)
Class B	(6,340)	(56,959)
Class C	(188,249)	(1,815,134)
Class I	(19,177)	(4,124,510)
Total distributions to shareholders	$(951,070)	$(11,752,339)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,914,799	$19,140,563
Class B	64,083	220,926
Class C	1,363,581	12,818,604
Class I	551,755	45,177,315
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	586,674	4,853,781
Class B	4,029	45,287
Class C	135,705	1,260,484
Class I	19,050	622,859
Cost of shares redeemed
Class A	(4,451,711)	(38,517,478)
Class B	(60,411)	(541,100)
Class C	(830,188)	(10,770,255)
Class I	(53,627)	(62,003,805)
Net asset value of shares exchanged
Class A	69,660	356,010
Class B	(69,660)	(356,010)
Net increase (decrease) in net assets from Fund share transactions	$243,739	$(27,692,819)

Net increase (decrease) in net assets	$1,527,348	$(11,232,525)

Net Assets
At beginning of period	$65,844,128	$725,309,139
At end of period	$67,371,476	$714,076,614

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(43,567)	$(8,340)

19	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2012
Increase (Decrease) in Net Assets	AMT-Free Limited Fund	National Limited Fund
From operations —
Net investment income	$2,092,175	$24,267,919
Net realized loss from investment transactions and financial futures contracts	(543,364)	(9,769,872)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,994,577	41,424,868
Net increase in net assets from operations	$5,543,388	$55,922,915
Distributions to shareholders —
From net investment income
Class A	$(1,640,661)	$(12,451,343)
Class B	(18,984)	(140,451)
Class C	(380,004)	(3,872,293)
Class I	(20,924)	(7,874,711)
Total distributions to shareholders	$(2,060,573)	$(24,338,798)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,472,929	$77,666,882
Class B	209,955	1,275,754
Class C	3,730,763	25,768,328
Class I	1,161,270	101,111,802
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,124,054	9,304,200
Class B	8,910	96,637
Class C	257,746	2,318,441
Class I	19,586	977,800
Cost of shares redeemed
Class A	(14,631,348)	(124,640,493)
Class B	(384,437)	(1,215,310)
Class C	(2,368,845)	(31,643,170)
Class I	(253,350)	(56,495,750)
Issued in connection with tax-free reorginization (see Note 12)
Class A	—	33,127,013
Class B	—	469,668
Class C	—	3,188,414
Class I	—	998
Net asset value of shares exchanged
Class A	45,000	1,043,808
Class B	(45,000)	(1,043,808)
Net increase (decrease) in net assets from Fund share transactions	$(2,652,767)	$41,311,214

Net increase in net assets	$830,048	$72,895,331

Net Assets
At beginning of year	$65,014,080	$652,413,808
At end of year	$65,844,128	$725,309,139

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(67,566)	$68,168

20	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights

	AMT-Free Limited Fund — Class A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.270		$9.730	$9.940	$9.470	$9.890	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.162		$0.341	$0.342	$0.343	$0.343	$0.388
Net realized and unrealized gain (loss)	0.199		0.535	(0.213)	0.462	(0.377)	(0.382)

Total income (loss) from operations	$0.361		$0.876	$0.129	$0.805	$(0.034)	$0.006

Less Distributions
From net investment income	$(0.161)		$(0.336)	$(0.339)	$(0.335)	$(0.386)	$(0.396)

Total distributions	$(0.161)		$(0.336)	$(0.339)	$(0.335)	$(0.386)	$(0.396)

Net asset value — End of period	$10.470		$10.270	$9.730	$9.940	$9.470	$9.890

Total Return(2)	3.54	%(3)	9.13%	1.25%	8.58%	(0.33)%	0.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,404		$48,354	$50,692	$56,413	$49,188	$29,297
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.88	%(4)	0.89%	0.87%	0.91%	0.98%	0.92%
Expenses after custodian fee reduction	0.88	%(4)	0.89%	0.87%	0.91%	0.95%	0.90%
Net investment income	3.11	%(4)	3.37%	3.41%	3.47%	3.58%	3.83%
Portfolio Turnover	18	%(3)	12%	11%	34%	78%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

21	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	AMT-Free Limited Fund — Class B
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.270		$9.730	$9.950	$9.480	$9.890	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.265	$0.267	$0.269	$0.272	$0.314
Net realized and unrealized gain (loss)	0.199		0.535	(0.223)	0.464	(0.371)	(0.385)

Total income (loss) from operations	$0.322		$0.800	$0.044	$0.733	$(0.099)	$(0.071)

Less Distributions
From net investment income	$(0.122)		$(0.260)	$(0.264)	$(0.263)	$(0.311)	$(0.319)

Total distributions	$(0.122)		$(0.260)	$(0.264)	$(0.263)	$(0.311)	$(0.319)

Net asset value — End of period	$10.470		$10.270	$9.730	$9.950	$9.480	$9.890

Total Return(2)	3.15	%(3)	8.32%	0.39%	7.90%	(1.10)%	(0.71)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$546		$598	$768	$898	$962	$1,256
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64	%(4)	1.63%	1.61%	1.66%	1.73%	1.67%
Expenses after custodian fee reduction	1.64	%(4)	1.63%	1.61%	1.66%	1.71%	1.65%
Net investment income	2.36	%(4)	2.62%	2.67%	2.72%	2.82%	3.09%
Portfolio Turnover	18	%(3)	12%	11%	34%	78%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	AMT-Free Limited Fund — Class C
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.700		$9.190	$9.390	$8.950	$9.340	$9.700

Income (Loss) From Operations
Net investment income(1)	$0.115		$0.249	$0.252	$0.253	$0.256	$0.295
Net realized and unrealized gain (loss)	0.189		0.507	(0.203)	0.435	(0.352)	(0.354)

Total income (loss) from operations	$0.304		$0.756	$0.049	$0.688	$(0.096)	$(0.059)

Less Distributions
From net investment income	$(0.114)		$(0.246)	$(0.249)	$(0.248)	$(0.294)	$(0.301)

Total distributions	$(0.114)		$(0.246)	$(0.249)	$(0.248)	$(0.294)	$(0.301)

Net asset value — End of period	$9.890		$9.700	$9.190	$9.390	$8.950	$9.340

Total Return(2)	3.16	%(3)	8.32%	0.47%	7.74%	(1.02)%	(0.63)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,854		$15,867	$13,477	$14,598	$10,743	$8,522
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63	%(4)	1.63%	1.62%	1.66%	1.74%	1.67%
Expenses after custodian fee reduction	1.63	%(4)	1.63%	1.62%	1.66%	1.71%	1.65%
Net investment income	2.35	%(4)	2.61%	2.67%	2.71%	2.82%	3.08%
Portfolio Turnover	18	%(3)	12%	11%	34%	78%	36%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

23	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	AMT-Free Limited Fund — Class I
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	Period Ended March 31, 2011(1)
Net asset value — Beginning of period	$10.270		$9.730	$10.160

Income (Loss) From Operations
Net investment income	$0.168	(2)	$0.351 (2)	$0.235
Net realized and unrealized gain (loss)	0.211		0.540	(0.430)

Total income (loss) from operations	$0.379		$0.891	$(0.195)

Less Distributions
From net investment income	$(0.169)		$(0.351)	$(0.235)

Total distributions	$(0.169)		$(0.351)	$(0.235)

Net asset value — End of period	$10.480		$10.270	$9.730

Total Return(3)	3.72	%(4)	9.29%	(2.11	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,567		$1,026	$78
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.73	%(6)	0.73%	0.72	%(6)
Net investment income	3.22	%(6)	3.44%	3.76	%(6)
Portfolio Turnover	18	%(4)	12%	11	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

24	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	National Limited Fund — Class A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012		2011	2010	2009	2008
Net asset value — Beginning of period	$10.230		$9.750		$10.010	$9.200	$9.930	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.364		$0.382	$0.398	$0.394	$0.392
Net realized and unrealized gain (loss)	0.235		0.482		(0.263)	0.804	(0.733)	(0.488)

Total income (loss) from operations	$0.405		$0.846		$0.119	$1.202	$(0.339)	$(0.096)

Less Distributions
From net investment income	$(0.175)		$(0.366)		$(0.379)	$(0.392)	$(0.391)	$(0.394)

Total distributions	$(0.175)		$(0.366)		$(0.379)	$(0.392)	$(0.391)	$(0.394)

Net asset value — End of period	$10.460		$10.230		$9.750	$10.010	$9.200	$9.930

Total Return(2)	4.09	%(3)	8.69%		1.17%	13.22%	(3.50)%	(0.94)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$345,478		$351,754		$339,380	$410,009	$500,869	$541,176
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66	%(4)	0.68%		0.69%	0.71%	0.72%	0.71%
Interest and fee expense(5)	—		0.00	%(6)	0.01%	0.01%	0.02%	0.05%
Total expenses before custodian fee reduction	0.66	%(4)	0.68%		0.70%	0.72%	0.74%	0.76%
Expenses after custodian fee reduction excluding interest and fees	0.66	%(4)	0.68%		0.69%	0.71%	0.71%	0.70%
Net investment income	3.27	%(4)	3.61%		3.82%	4.05%	4.12%	3.84%
Portfolio Turnover	6	%(3)	16%		21%	14%	33%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

25	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	National Limited Fund — Class B
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012		2011	2010	2009	2008
Net asset value — Beginning of period	$10.230		$9.760		$10.020	$9.200	$9.940	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.289		$0.307	$0.324	$0.322	$0.318
Net realized and unrealized gain (loss)	0.234		0.471		(0.263)	0.815	(0.745)	(0.482)

Total income (loss) from operations	$0.365		$0.760		$0.044	$1.139	$(0.423)	$(0.164)

Less Distributions
From net investment income	$(0.135)		$(0.290)		$(0.304)	$(0.319)	$(0.317)	$(0.316)

Total distributions	$(0.135)		$(0.290)		$(0.304)	$(0.319)	$(0.317)	$(0.316)

Net asset value — End of period	$10.460		$10.230		$9.760	$10.020	$9.200	$9.940

Total Return(2)	3.59	%(3)	7.88%		0.42%	12.50%	(4.34)%	(1.59)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,240		$4,768		$4,955	$6,157	$6,130	$6,512
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41	%(4)	1.43%		1.44%	1.46%	1.47%	1.46%
Interest and fee expense(5)	—		0.00	%(6)	0.01%	0.01%	0.02%	0.05%
Total expenses before custodian fee reduction	1.41	%(4)	1.43%		1.45%	1.47%	1.49%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.41	%(4)	1.43%		1.44%	1.46%	1.46%	1.45%
Net investment income	2.53	%(4)	2.86%		3.06%	3.29%	3.37%	3.11%
Portfolio Turnover	6	%(3)	16%		21%	14%	33%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

26	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	National Limited Fund — Class C
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012		2011	2010	2009	2008
Net asset value — Beginning of period	$9.590		$9.150		$9.390	$8.630	$9.310	$9.770

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.271		$0.287	$0.303	$0.302	$0.297
Net realized and unrealized gain (loss)	0.224		0.441		(0.242)	0.756	(0.685)	(0.461)

Total income (loss) from operations	$0.347		$0.712		$0.045	$1.059	$(0.383)	$(0.164)

Less Distributions
From net investment income	$(0.127)		$(0.272)		$(0.285)	$(0.299)	$(0.297)	$(0.296)

Total distributions	$(0.127)		$(0.272)		$(0.285)	$(0.299)	$(0.297)	$(0.296)

Net asset value — End of period	$9.810		$9.590		$9.150	$9.390	$8.630	$9.310

Total Return(2)	3.64	%(3)	7.87%		0.46%	12.39%	(4.20)%	(1.70)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145,494		$138,971		$133,071	$143,883	$104,893	$100,866
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41	%(4)	1.43%		1.44%	1.46%	1.47%	1.46%
Interest and fee expense(5)	—		0.00	%(6)	0.01%	0.01%	0.02%	0.05%
Total expenses before custodian fee reduction	1.41	%(4)	1.43%		1.45%	1.47%	1.49%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.41	%(4)	1.43%		1.44%	1.46%	1.46%	1.45%
Net investment income	2.52	%(4)	2.86%		3.06%	3.28%	3.38%	3.10%
Portfolio Turnover	6	%(3)	16%		21%	14%	33%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

27	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	National Limited Fund — Class I
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012		2011	2010(1)
Net asset value — Beginning of period	$10.230		$9.760		$10.010	$10.180

Income (Loss) From Operations
Net investment income(2)	$0.178		$0.378		$0.395	$0.206
Net realized and unrealized gain (loss)	0.234		0.473		(0.251)	(0.190)

Total income from operations	$0.412		$0.851		$0.144	$0.016

Less Distributions
From net investment income	$(0.182)		$(0.381)		$(0.394)	$(0.186)

Total distributions	$(0.182)		$(0.381)		$(0.394)	$(0.186)

Net asset value — End of period	$10.460		$10.230		$9.760	$10.010

Total Return(3)	4.17	%(4)	8.74%		1.43%	0.17	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$218,864		$229,815		$175,007	$98,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51	%(5)	0.53%		0.54%	0.58	%(5)
Interest and fee expense(6)	—		0.00	%(7)	0.01%	0.01	%(5)
Total expenses before custodian fee reduction	0.51	%(5)	0.53%		0.55%	0.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.51	%(5)	0.53%		0.54%	0.58	%(5)
Net investment income	3.42	%(5)	3.75%		3.95%	4.11	%(5)
Portfolio Turnover	6	%(4)	16%		21%	14	%(8)

(1)	For the period from the commencement of operations on October 1, 2009 to March 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.005%.

(8)	For the Fund’s year ended March 31, 2010.

28	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (AMT-Free Limited Fund) and Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and limited principal fluctuation. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Limited Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2012, the AMT-Free Limited Fund and National Limited Fund, for federal income tax purposes, had capital loss carryforwards of $2,853,871 and $40,952,773, respectively, and deferred capital losses of $688,674 and $12,647,796, respectively, which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or

29

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

excise tax. The deferred capital losses are treated as rising on the first day of the Funds’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforwards. The amounts and expiration dates of the capital loss carryforwards are as follows:

Expiration Date	AMT-Free Limited Fund	National Limited Fund

March 31, 2013	$995,128	$1,431,742
March 31, 2014	—	213,995
March 31, 2015	25,590	935,617
March 31, 2016	—	7,092,688
March 31, 2017	647,289	12,241,519
March 31, 2018	233,087	12,564,070
March 31, 2019	952,777	6,473,142

Total capital loss carryforward	$2,853,871	$40,952,773

Included in the amounts above for National Limited Fund is a capital loss carryforward of $3,303,292 as a result of reorganizations. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

As of September 30, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders

30

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2012. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

At September 30, 2012, the AMT-Free Limited Fund and National Limited Fund had no Floating Rate Notes outstanding. For the six months ended September 30, 2012, the AMT-Free Limited Fund and National Limited Fund had no transactions in residual interest bonds.

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to September 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

31

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Limited Fund	National Limited Fund

Investment Adviser Fee	$139,551	$1,501,407
Effective Annual Rate	0.42%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2012 were as follows:

	AMT-Free Limited Fund	National Limited Fund

EVM’s Sub-Transfer Agent Fees	$575	$4,225
EVD’s Class A Sales Charges	$2,957	$14,373

Officers and Trustees of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2012 for Class A shares amounted to the following:

	AMT-Free Limited Fund	National Limited Fund

Class A Distribution and Service Fees	$36,430	$262,362

32

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	AMT-Free Limited Fund	National Limited Fund

Class B Distribution Fees	$2,078	$16,779
Class C Distribution Fees	$61,914	$536,042

At September 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	AMT-Free Limited Fund	National Limited Fund

Class B	$1,181,000	$3,893,000
Class C	$11,861,000	$23,258,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2012 amounted to the following:

	AMT-Free Limited Fund	National Limited Fund

Class B Service Fees	$416	$3,356
Class C Service Fees	$12,383	$107,208

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each

33

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

Fund. For the six months ended September 30, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Limited Fund	National Limited Fund

Class A	$—	$500
Class B	$500	$3,000
Class C	$100	$4,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2012 were as follows:

	AMT-Free Limited Fund	National Limited Fund

Purchases	$12,391,156	$42,314,087
Sales	$12,171,330	$75,073,456

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Limited Fund
	Six Months Ended September 30, 2012 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	281,056	6,143	139,075	53,021
Issued to shareholders electing to receive payments of distributions in Fund shares	56,626	389	13,865	1,837
Redemptions	(430,177)	(5,816)	(84,583)	(5,140)
Exchange from Class B shares	6,749	—	—	—
Exchange to Class A shares	—	(6,743)	—	—

Net increase (decrease)	(85,746)	(6,027)	68,357	49,718

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	833,432	20,854	390,383	114,631
Issued to shareholders electing to receive payments of distributions in Fund shares	111,034	880	26,930	1,918
Redemptions	(1,450,298)	(37,970)	(247,856)	(24,673)
Exchange from Class B shares	4,453	—	—	—
Exchange to Class A shares	—	(4,453)	—	—

Net increase (decrease)	(501,379)	(20,689)	169,457	91,876

34

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

National Limited Fund
	Six Months Ended September 30, 2012 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,848,397	21,366	1,318,421	4,359,125
Issued to shareholders electing to receive payments of distributions in Fund shares	469,132	4,375	129,907	60,196
Redemptions	(3,721,193)	(52,269)	(1,107,427)	(5,967,876)
Exchange from Class B shares	34,391	—	—	—
Exchange to Class A shares	—	(34,364)	—	—

Net increase (decrease)	(1,369,273)	(60,892)	340,901	(1,548,555)

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	7,735,677	126,815	2,722,101	10,031,774
Issued to shareholders electing to receive payments of distributions in Fund shares	923,128	9,585	245,188	96,846
Redemptions	(12,414,323)	(120,782)	(3,356,207)	(5,594,372)
Issued in connection with tax-free reorganization (see Note 12)	3,259,884	46,192	334,479	98
Exchange from Class B shares	103,495	—	—	—
Exchange to Class A shares	—	(103,457)	—	—

Net increase (decrease)	(392,139)	(41,647)	(54,439)	4,534,346

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

	AMT-Free Limited Fund	National Limited Fund

Aggregate cost	$59,089,895	$634,021,595

Gross unrealized appreciation	$7,817,347	$76,085,979
Gross unrealized depreciation	(412,833)	(2,651,868)

Net unrealized appreciation	$7,404,514	$73,434,111

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2012, the National Limited Fund had a balance outstanding pursuant to this line of credit of $600,000, at an interest rate of 1.14%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2012. The Funds’ average borrowings or allocated fees during the year ended September 30, 2012 were not significant.

35

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2012 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
AMT-Free Limited	12/12	75 U.S. 10-Year Treasury Note	Short	$(9,954,355)	$(10,011,328)	$(56,973)
	12/12	8 U.S. 30-Year Treasury Bond	Short	(1,197,923)	(1,195,000)	2,923
National Limited	12/12	62 U.S. 10-Year Treasury Note	Short	$(8,228,933)	$(8,276,031)	$(47,098)
	12/12	163 U.S. 30-Year Treasury Bond	Short	(24,331,741)	(24,348,127)	(16,386)

At September 30, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2012 were as follows:

	AMT-Free Limited Fund		National Limited Fund

Asset Derivative:
Futures Contracts	$2,923	(1)	$—

Total	$2,923		$—

Liability Derivative:
Futures Contracts	$(56,973	)(1)	$(63,484	)(1)

Total	$(56,973)		$(63,484)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

36

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2012 was as follows:

	AMT-Free Limited Fund		National Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(371,264	)(1)	$(2,585,192	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(118,366	)(2)	$(648,470	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended September 30, 2012, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Limited Fund	National Limited Fund

Average Notional Amount:
Futures Contracts	$8,071,000	$29,300,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,494,409	$—	$66,494,409

Total Investments	$—	$66,494,409	$—	$66,494,409
Futures Contracts	$2,923	$—	$—	$2,923

Total	$2,923	$66,494,409	$—	$66,497,332

Liability Description

Futures Contracts	$(56,973)	$—	$—	$(56,973)

Total	$(56,973)	$—	$—	$(56,973)

37

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

National Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$707,455,706	$—	$707,455,706

Total Investments	$—	$707,455,706	$—	$707,455,706

Liability Description

Futures Contracts	$(63,484)	$—	$—	$(63,484)

Total	$(63,484)	$—	$—	$(63,484)

The Funds held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

12  Reorganization

As of the close of business on September 23, 2011, the National Limited Fund acquired the net assets of Eaton Vance New Jersey Limited Maturity Municipal Income Fund (New Jersey Limited Fund) pursuant to a plan of reorganization approved by the shareholders of New Jersey Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 3,259,884 shares of Class A of the National Limited Fund (valued at $33,127,013) for the 3,275,936 shares of Class A of New Jersey Limited Fund, 46,192 shares of Class B of the National Limited Fund (valued at $469,668) for the 46,438 shares of Class B of New Jersey Limited Fund, 334,479 shares of Class C of the National Limited Fund (valued at $3,188,414) for the 315,368 shares of Class C of New Jersey Limited Fund, and 98 shares of Class I of the National Limited Fund (valued at $998) for the 99 shares of Class I of New Jersey Limited Fund each outstanding on September 23, 2011. The investment portfolio of New Jersey Limited Fund, with a fair value of $36,398,464 and identified cost of $33,146,730 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the New Jersey Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $676,048,146. The net assets of New Jersey Limited Fund at that date of $36,786,093, including $2,702,517 of accumulated net realized losses and $3,251,734 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $712,834,239.

Assuming the acquisition had been completed on April 1, 2011, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the year ended March 31, 2012 were as follows:

Net investment income	$24,865,260
Net realized loss	$(10,056,213)
Net increase in net assets from operations	$58,599,841

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of New Jersey Limited Fund since September 23, 2011 through March 31, 2012.

38

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

39

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

•	Eaton Vance National Limited Maturity Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

40

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2011 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with relatively longer maturities than other funds in the relevant universe. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

41

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Officers and Trustees

Officers of Eaton Vance Limited Maturity Municipal Income Funds

Cynthia J. Clemson

President

Payson F. Swaffield

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Maturity Municipal Income Funds

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

439-11/12	LNAMTSRC

Eaton Vance Limited Maturity Municipal Income Funds Semiannual Report September 30, 2012

Massachusetts    •    New York    •    Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2012

Eaton Vance

Limited Maturity Municipal Income Funds

Table of Contents

Performance and Fund Profile

Massachusetts Limited Maturity Municipal Income Fund	2
New York Limited Maturity Municipal Income Fund	3
Pennsylvania Limited Maturity Municipal Income Fund	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	42

Officers and Trustees	45

Important Notices	46

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2012

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	6/27/1996	3.15%	5.84%	4.07%	3.46%	—
Class A with 2.25% Maximum Sales Charge	—	0.79	3.49	3.60	3.23	—
Class B at NAV	6/1/1992	2.75	5.05	3.30	2.69	—
Class B with 3% Maximum Sales Charge	—	–0.25	2.05	3.30	2.69	—
Class C at NAV	12/8/1993	2.73	5.06	3.30	2.69	—
Class C with 1% Maximum Sales Charge	—	1.73	4.06	3.30	2.69	—
Class I at NAV	8/3/2010	3.22	6.00	—	—	4.29%
Barclays Capital 7 Year Municipal Bond Index	—	3.52%	6.65%	6.52%	5.02%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.82%	1.57%	1.57%	0.66%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.99%	2.18%	2.18%	3.15%
Taxable-Equivalent Distribution Rate			4.86	3.54	3.54	5.12
SEC 30-day Yield			1.15	0.44	0.44	1.33
Taxable-Equivalent SEC 30-day Yield			1.87	0.71	0.71	2.16

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2012

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	6/27/1996	3.05%	6.19%	3.71%	3.32%	—
Class A with 2.25% Maximum Sales Charge	—	0.71	3.75	3.24	3.09	—
Class B at NAV	5/29/1992	2.56	5.40	2.94	2.55	—
Class B with 3% Maximum Sales Charge	—	–0.44	2.40	2.94	2.55	—
Class C at NAV	12/8/1993	2.73	5.44	2.96	2.56	—
Class C with 1% Maximum Sales Charge	—	1.73	4.44	2.96	2.56	—
Class I at NAV	8/3/2010	3.12	6.45	—	—	4.30%
Barclays Capital 7 Year Municipal Bond Index	—	3.52%	6.65%	6.52%	5.02%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.78%	1.53%	1.53%	0.63%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.21%	2.41%	2.40%	3.37%
Taxable-Equivalent Distribution Rate			5.42	4.07	4.05	5.69
SEC 30-day Yield			1.16	0.45	0.44	1.33
Taxable-Equivalent SEC 30-day Yield			1.96	0.76	0.74	2.24

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

September 30, 2012

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	6/27/1996	3.37%	6.21%	3.87%	3.56%	—
Class A with 2.25% Maximum Sales Charge	—	1.08	3.84	3.39	3.33	—
Class B at NAV	6/1/1992	2.98	5.42	3.10	2.78	—
Class B with 3% Maximum Sales Charge	—	–0.02	2.42	3.10	2.78	—
Class C at NAV	12/8/1993	3.08	5.36	3.10	2.78	—
Class C with 1% Maximum Sales Charge	—	2.08	4.36	3.10	2.78	—
Class I at NAV	8/3/2010	3.55	6.37	—	—	4.38%
Barclays Capital 7 Year Municipal Bond Index	—	3.52%	6.65%	6.52%	5.02%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.83%	1.58%	1.58%	0.68%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.32%	2.51%	2.51%	3.48%
Taxable-Equivalent Distribution Rate			5.27	3.98	3.98	5.52
SEC 30-day Yield			1.59	0.89	0.88	1.77
Taxable-Equivalent SEC 30-day Yield			2.52	1.41	1.40	2.81

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Endnotes and Additional Disclosures

[1]

Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

5

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 – September 30, 2012).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.50	$4.07	0.80%
Class B	$1,000.00	$1,027.50	$7.88	1.55%
Class C	$1,000.00	$1,027.30	$7.88	1.55%
Class I	$1,000.00	$1,032.20	$3.31	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.05	0.80%
Class B	$1,000.00	$1,017.30	$7.84	1.55%
Class C	$1,000.00	$1,017.30	$7.84	1.55%
Class I	$1,000.00	$1,021.80	$3.29	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

6

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Fund Expenses — continued

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,030.50	$3.97	0.78%
Class B	$1,000.00	$1,025.60	$7.77	1.53%
Class C	$1,000.00	$1,027.30	$7.78	1.53%
Class I	$1,000.00	$1,031.20	$3.21	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95	0.78%
Class B	$1,000.00	$1,017.40	$7.74	1.53%
Class C	$1,000.00	$1,017.40	$7.74	1.53%
Class I	$1,000.00	$1,021.90	$3.19	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.70	$4.28	0.84%
Class B	$1,000.00	$1,029.80	$8.09	1.59%
Class C	$1,000.00	$1,030.80	$8.09	1.59%
Class I	$1,000.00	$1,035.50	$3.52	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.26	0.84%
Class B	$1,000.00	$1,017.10	$8.04	1.59%
Class C	$1,000.00	$1,017.10	$8.04	1.59%
Class I	$1,000.00	$1,021.60	$3.50	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

7

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.9%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,289,450
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,287,500

		$2,576,950

Education — 15.7%
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	$500	$595,190
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	525	550,951
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,204,310
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,285,243
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,226,560
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,231,294
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	610,920
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	122,582
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	244,684
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	182,783
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	855,090
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,216,420

		$10,326,027

Electric Utilities — 5.1%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	$1,000	$1,207,900
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,000	2,125,440

		$3,333,340

Escrowed / Prerefunded — 7.9%
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	$2,000	$1,967,480
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	265	268,315
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,100	2,459,667

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	$470	$499,930

		$5,195,392

General Obligations — 23.9%
Brookline, 4.00%, 5/15/22	$1,195	$1,447,874
Burlington, 5.00%, 2/1/15	500	553,180
Burlington, 5.00%, 2/1/16	500	574,790
Cambridge, 5.00%, 1/1/23	850	1,081,396
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	910,624
Duxbury, 4.00%, 9/1/22	1,000	1,205,680
Gloucester, 4.00%, 3/15/22	640	749,318
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,187,660
Medfield, 4.00%, 3/15/22	625	746,375
Southborough, 3.00%, 6/1/21	1,060	1,191,069
Wellesley, 5.00%, 6/1/16	1,100	1,286,032
Wellesley, 5.00%, 6/1/17	1,150	1,386,750
Westwood, 3.00%, 6/1/21	1,320	1,483,218
Weymouth, 4.00%, 9/15/23	660	773,890
Wilmington, 4.00%, 3/15/28	1,000	1,117,220

		$15,695,076

Hospital — 9.0%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$284,453
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	574,055
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	546,460
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,152,030
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	555,066
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	736,298
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	882,750
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,177,660

		$5,908,772

Insured – Education — 1.6%
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,000	$1,049,020

		$1,049,020

8	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$819,899

		$819,899

Insured – General Obligations — 5.8%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,485,739
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,309,230

		$3,794,969

Insured – Hospital — 2.6%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$577,490
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,144,860

		$1,722,350

Insured – Special Tax Revenue — 4.2%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$2,092,640
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	500	642,285

		$2,734,925

Insured – Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,318,990

		$1,318,990

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,167,040
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	616,975

		$1,784,015

Senior Living / Life Care — 1.5%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$455	$455,682
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	301,395
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	210	217,037

		$974,114

Security	Principal Amount (000’s omitted)	Value

Solid Waste — 1.5%
Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,000	$1,003,820

		$1,003,820

Special Tax Revenue — 5.2%
Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$538,795
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,694,643
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,178,880

		$3,412,318

Transportation — 2.8%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$605,555
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,231,320

		$1,836,875

Water and Sewer — 0.8%
Boston Water and Sewer Commission, 4.00%, 11/1/25	$450	$521,613

		$521,613

Total Tax-Exempt Investments — 97.4% (identified cost $57,305,075)		$64,008,465

Other Assets, Less Liabilities — 2.6%		$1,717,180

Net Assets — 100.0%		$65,725,645

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 17.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 8.7% of total investments.

9	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	$515	$532,103
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,151,790

		$1,683,893

Cogeneration — 3.3%
Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,353,180
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	600	600,054

		$2,953,234

Education — 7.9%
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,500	$1,838,775
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	584,161
New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,000	1,070,440
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,791,300
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	653,376
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	500	610,405
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,581

		$7,176,038

Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,500	$2,656,800

		$2,656,800

Escrowed / Prerefunded — 5.0%
34th Street Partnership, Inc., Prerefunded to 1/1/13, 5.00%, 1/1/17	$1,140	$1,154,261
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 6.00%, 11/1/22	750	754,013
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,448,331
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,159,650

		$4,516,255

Security	Principal Amount (000’s omitted)	Value

General Obligations — 6.7%
Clarence Central School District, 4.00%, 5/15/20	$300	$351,027
Clarence Central School District, 4.00%, 5/15/21	250	293,145
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	1,010	1,187,144
Livingston County, 4.50%, 5/1/23(1)	500	602,880
New York City, 5.00%, 8/1/24	1,600	1,924,464
Pittsford Central School District, 4.00%, 10/1/22	750	891,952
Pittsford Central School District, 4.00%, 12/15/25	750	863,760

		$6,114,372

Health Care-Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$101,422

		$101,422

Hospital — 6.5%
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	$1,000	$1,158,420
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	871,135
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	340	373,752
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,180,360
Onondaga Civic Development Corp., (St Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	824,048
Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,325	1,464,204

		$5,871,919

Housing — 2.1%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,076,270
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	830,950

		$1,907,220

Industrial Development Revenue — 2.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$1,500	$1,830,585

		$1,830,585

Insured – Education — 12.0%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,074,510
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	995	1,108,032

10	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,670,786
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,263,120
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,359,060
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,808,682
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,221,560
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,067,340
New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	320	329,622

		$10,902,712

Insured – Electric Utilities — 1.8%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$491,275
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,137,850

		$1,629,125

Insured – Escrowed / Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$287,278

		$287,278

Insured – General Obligations — 1.6%
Mount Vernon School District, (AGM), 4.50%, 8/15/23	$500	$574,400
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	870,505

		$1,444,905

Insured – Hospital — 2.2%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,948,304

		$1,948,304

Insured – Lease Revenue / Certificates of Participation — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,000	$1,190,070

		$1,190,070

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 10.3%
New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13(2)	$2,250	$2,249,078
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,235	2,863,571
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,534,040
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,670,580

		$9,317,269

Insured – Transportation — 6.4%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,238,720
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,059,010
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,132,890
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,395,085

		$5,825,705

Lease Revenue / Certificates of Participation — 0.7%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$601,200

		$601,200

Other Revenue — 6.0%
Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19(3)	$741	$370,193
Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	750	849,383
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,181,950
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	645,732
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,404,961

		$5,452,219

Senior Living / Life Care — 1.2%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$285	$285,385
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	839,407

		$1,124,792

11	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 6.3%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,297,290
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,379,230

		$5,676,520

Transportation — 3.8%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,166,760
Port Authority of New York and New Jersey, 4.00%, 12/1/23	1,000	1,158,150
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,161,290

		$3,486,200

Water and Sewer — 4.6%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,226,630
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,920,714

		$4,147,344

Total Tax-Exempt Investments — 96.9% (identified cost $79,582,265)		$87,845,381

Other Assets, Less Liabilities — 3.1%		$2,779,299

Net Assets — 100.0%		$90,624,680

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 37.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 16.2% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security is in default and making only partial interest payments.

12	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.1%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.3%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$200	$203,962

		$203,962

Education — 15.5%
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/25	$420	$498,779
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	1,150	1,406,852
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,160,203
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,202,440
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,157,610
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/26	460	519,943
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/27	300	367,761
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	646,277
University of Pittsburgh, 5.50%, 9/15/23	750	937,560
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,133,620

		$9,031,045

Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	$1,000	$1,104,370
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	400	404,788

		$1,509,158

General Obligations — 12.7%
Bucks County, 5.125%, 5/1/21	$500	$605,945
Chester County, 5.00%, 7/15/28	1,530	1,812,300
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,200,520
Montgomery County, 4.375%, 12/1/31	400	445,704
Mount Lebanon School District, 5.00%, 2/15/28	1,780	2,145,078
Pittsburgh, 5.00%, 9/1/26	1,000	1,171,310

		$7,380,857

Security	Principal Amount (000’s omitted)	Value

Hospital — 9.4%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$592,675
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	597,540
Dauphin County General Authority Health System, (Pinnacle Health System), 4.00%, 6/1/27	750	774,975
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	587,315
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	704,513
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	202,434
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	846,398
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,132,560

		$5,438,410

Housing — 3.4%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,411,309
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	541,130

		$1,952,439

Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$632,595

		$632,595

Insured – Cogeneration — 2.3%
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,320,826

		$1,320,826

Insured – Education — 5.4%
Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,675,530
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	606,465
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	750	855,915

		$3,137,910

13	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed/Prerefunded — 4.7%
Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,000	$1,042,110
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,700,120

		$2,742,230

Insured – General Obligations — 15.5%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,449,288
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	982,066
Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	750	883,380
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,271,340
Philadelphia, (AGM), 5.25%, 12/15/19	750	892,275
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,248,630
Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,000	1,202,190
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,092,470

		$9,021,639

Insured – Hospital — 1.5%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$331,590
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	525,220

		$856,810

Insured – Lease Revenue / Certificates of Participation — 1.8%
Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,000	$1,063,420

		$1,063,420

Insured – Transportation — 2.2%
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	$1,000	$1,269,170

		$1,269,170

Insured – Water and Sewer — 6.2%
Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$590,025
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	560,655
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,000	2,431,860

		$3,582,540

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 4.5%
Philadelphia Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	$750	$874,320
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	1,500	1,750,650

		$2,624,970

Senior Living / Life Care — 0.7%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$390	$205,713
Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	185	185,607

		$391,320

Special Tax Revenue — 1.5%
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$750	$884,640

		$884,640

Transportation — 7.8%
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$947,008
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	579,244
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,284,507
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	577,785
Philadelphia Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,148,350

		$4,536,894

Total Tax-Exempt Investments — 99.1% (identified cost $52,274,698)		$57,580,835

Other Assets, Less Liabilities — 0.9%		$533,484

Net Assets — 100.0%		$58,114,319

14	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

September 30, 2012

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 39.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 21.2% of total investments.

(1)	Security is in default and making only partial interest payments.

15	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Statements of Assets and Liabilities (Unaudited)

Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
Investments —
Identified cost	$57,305,075	$79,582,265	$52,274,698
Unrealized appreciation	6,703,390	8,263,116	5,306,137
Investments, at value	$64,008,465	$87,845,381	$57,580,835
Cash	$1,512,884	$2,355,729	$7,967
Restricted cash*	45,000	46,000	150,000
Interest receivable	665,222	1,107,121	604,842
Receivable for investments sold	—	—	1,635,000
Receivable for Fund shares sold	112,932	366,561	57,246
Receivable for variation margin on open financial futures contracts	953	1,344	4,218
Total assets	$66,345,456	$91,722,136	$60,040,108

Liabilities
Demand note payable	$—	$—	$1,700,000
Payable for when-issued securities	—	591,210	—
Payable for Fund shares redeemed	486,001	312,728	91,998
Distributions payable	58,663	87,828	55,005
Payable to affiliates:
Investment adviser fee	21,948	30,539	19,878
Distribution and service fees	15,044	27,784	19,191
Accrued expenses	38,155	47,367	39,717
Total liabilities	$619,811	$1,097,456	$1,925,789
Net Assets	$65,725,645	$90,624,680	$58,114,319

Sources of Net Assets
Paid-in capital	$63,764,634	$90,237,673	$56,978,520
Accumulated net realized loss	(4,728,019)	(7,796,568)	(4,074,271)
Accumulated distributions in excess of net investment income	(9,322)	(71,043)	(84,238)
Net unrealized appreciation	6,698,352	8,254,618	5,294,308
Net Assets	$65,725,645	$90,624,680	$58,114,319

Class A Shares
Net Assets	$44,654,390	$58,560,852	$37,123,394
Shares Outstanding	4,289,035	5,575,867	3,590,343
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41	$10.50	$10.34
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.65	$10.74	$10.58

Class B Shares
Net Assets	$195,678	$1,177,474	$390,604
Shares Outstanding	18,810	112,199	37,772
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.40	$10.49	$10.34

Class C Shares
Net Assets	$12,699,246	$26,713,650	$19,455,666
Shares Outstanding	1,273,455	2,675,102	1,984,026
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.97	$9.99	$9.81

Class I Shares
Net Assets	$8,176,331	$4,172,704	$1,144,655
Shares Outstanding	785,444	397,365	110,750
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41	$10.50	$10.34

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

16	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Statements of Operations (Unaudited)

	Six Months Ended September 30, 2012
Investment Income	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
Interest	$1,170,947	$1,723,110	$1,145,079
Total investment income	$1,170,947	$1,723,110	$1,145,079

Expenses
Investment adviser fee	$131,309	$185,620	$121,709
Distribution and service fees
Class A	33,248	43,237	28,227
Class B	1,030	5,863	1,747
Class C	57,426	118,114	86,497
Trustees’ fees and expenses	1,499	1,993	1,404
Custodian fee	23,094	28,363	21,559
Transfer and dividend disbursing agent fees	11,857	18,243	13,435
Legal and accounting services	21,612	25,202	21,664
Printing and postage	7,042	9,563	9,044
Registration fees	3,810	3,012	1,130
Miscellaneous	9,321	10,795	12,395
Total expenses	$301,248	$450,005	$318,811
Deduct —
Reduction of custodian fee	$762	$590	$137
Total expense reductions	$762	$590	$137

Net expenses	$300,486	$449,415	$318,674

Net investment income	$870,461	$1,273,695	$826,405

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,796	$432,903	$28,780
Financial futures contracts	(167,217)	(184,644)	(393,015)
Net realized gain (loss)	$(157,421)	$248,259	$(364,235)
Change in unrealized appreciation (depreciation) —
Investments	$1,243,295	$1,087,306	$1,510,902
Financial futures contracts	(34,696)	(71,408)	(129,612)
Net change in unrealized appreciation (depreciation)	$1,208,599	$1,015,898	$1,381,290

Net realized and unrealized gain	$1,051,178	$1,264,157	$1,017,055

Net increase in net assets from operations	$1,921,639	$2,537,852	$1,843,460

17	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Statements of Changes in Net Assets

	Six Months Ended September 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$870,461	$1,273,695	$826,405
Net realized gain (loss) from investment transactions and financial futures contracts	(157,421)	248,259	(364,235)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,208,599	1,015,898	1,381,290
Net increase in net assets from operations	$1,921,639	$2,537,852	$1,843,460
Distributions to shareholders —
From net investment income
Class A	$(629,376)	$(881,124)	$(575,595)
Class B	(2,394)	(15,093)	(4,483)
Class C	(133,584)	(303,011)	(221,786)
Class I	(102,599)	(65,308)	(17,974)
Total distributions to shareholders	$(867,953)	$(1,264,536)	$(819,838)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,792,970	$3,350,481	$1,587,805
Class B	—	162,413	38,921
Class C	913,347	2,689,322	1,366,807
Class I	2,236,869	515,867	146,509
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	521,329	790,815	507,662
Class B	2,470	11,160	4,618
Class C	103,451	244,650	151,126
Class I	20,424	66,455	18,375
Cost of shares redeemed
Class A	(2,733,248)	(3,564,907)	(3,057,023)
Class B	(967)	(157,965)	(4,231)
Class C	(1,171,903)	(2,416,557)	(1,110,463)
Class I	(245,092)	(813,046)	(177,318)
Net asset value of shares exchanged
Class A	62,465	171,399	60,677
Class B	(62,465)	(171,399)	(60,677)
Net increase (decrease) in net assets from Fund share transactions	$2,439,650	$878,688	$(527,212)

Net increase in net assets	$3,493,336	$2,152,004	$496,410

Net Assets
At beginning of period	$62,232,309	$88,472,676	$57,617,909
At end of period	$65,725,645	$90,624,680	$58,114,319

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(9,322)	$(71,043)	$(84,238)

18	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2012
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$1,787,133	$2,771,177	$1,820,871
Net realized loss from investment transactions and financial futures contracts	(668,404)	(1,741,610)	(1,060,680)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,877,315	5,003,602	3,085,452
Net increase in net assets from operations	$3,996,044	$6,033,169	$3,845,643
Distributions to shareholders —
From net investment income
Class A	$(1,426,610)	$(2,029,549)	$(1,298,569)
Class B	(5,673)	(35,561)	(10,981)
Class C	(326,260)	(654,230)	(472,258)
Class I	(23,909)	(70,192)	(32,318)
Tax return of capital
Class A	—	—	(18,388)
Class B	—	—	(155)
Class C	—	—	(6,687)
Class I	—	—	(458)
Total distributions to shareholders	$(1,782,452)	$(2,789,532)	$(1,839,814)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,022,402	$6,968,963	$4,649,361
Class B	125,609	185,900	49,924
Class C	682,789	4,409,996	2,788,697
Class I	6,197,081	4,767,644	1,486,436
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,064,853	1,710,667	1,016,935
Class B	5,711	22,621	10,316
Class C	229,343	476,330	297,025
Class I	12,733	64,531	31,034
Cost of shares redeemed
Class A	(8,945,584)	(15,145,722)	(9,728,577)
Class B	(29,197)	(201,822)	(59,919)
Class C	(2,183,302)	(5,449,746)	(2,369,835)
Class I	(166,766)	(681,406)	(399,864)
Net asset value of shares exchanged
Class A	75,294	170,945	52,871
Class B	(75,294)	(170,945)	(52,871)
Net increase (decrease) in net assets from Fund share transactions	$2,015,672	$(2,872,044)	$(2,228,467)

Net increase (decrease) in net assets	$4,229,264	$371,593	$(222,638)

Net Assets
At beginning of year	$58,003,045	$88,101,083	$57,840,547
At end of year	$62,232,309	$88,472,676	$57,617,909

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,830)	$(80,202)	$(90,805)

19	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights

	Massachusetts Limited Fund — Class A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.240		$9.850	$10.040	$9.560	$9.970	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.331	$0.340	$0.347	$0.360	$0.371
Net realized and unrealized gain (loss)	0.168		0.390	(0.191)	0.490	(0.407)	(0.231)

Total income (loss) from operations	$0.316		$0.721	$0.149	$0.837	$(0.047)	$0.140

Less Distributions
From net investment income	$(0.146)		$(0.331)	$(0.339)	$(0.357)	$(0.363)	$(0.370)

Total distributions	$(0.146)		$(0.331)	$(0.339)	$(0.357)	$(0.363)	$(0.370)

Net asset value — End of period	$10.410		$10.240	$9.850	$10.040	$9.560	$9.970

Total Return(2)	3.15	%(3)	7.43%	1.46%	8.83%	(0.50)%	1.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,654		$43,283	$44,351	$52,719	$46,857	$49,514
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.80	%(4)	0.82%	0.81%	0.82%	0.85%	0.84%
Expenses after custodian fee reduction	0.80	%(4)	0.82%	0.81%	0.82%	0.84%	0.83%
Net investment income	2.85	%(4)	3.27%	3.37%	3.47%	3.69%	3.67%
Portfolio Turnover	5	%(3)	19%	2%	11%	16%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Massachusetts Limited Fund — Class B
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.230		$9.840	$10.030	$9.560	$9.960	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.109		$0.254	$0.265	$0.275	$0.288	$0.297
Net realized and unrealized gain (loss)	0.169		0.390	(0.192)	0.479	(0.399)	(0.244)

Total income (loss) from operations	$0.278		$0.644	$0.073	$0.754	$(0.111)	$0.053

Less Distributions
From net investment income	$(0.108)		$(0.254)	$(0.263)	$(0.284)	$(0.289)	$(0.293)

Total distributions	$(0.108)		$(0.254)	$(0.263)	$(0.284)	$(0.289)	$(0.293)

Net asset value — End of period	$10.400		$10.230	$9.840	$10.030	$9.560	$9.960

Total Return(2)	2.75	%(3)	6.64%	0.70%	7.94%	(1.15)%	0.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196		$253	$218	$451	$854	$1,628
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.55	%(4)	1.57%	1.56%	1.57%	1.60%	1.60%
Expenses after custodian fee reduction	1.55	%(4)	1.57%	1.56%	1.57%	1.59%	1.58%
Net investment income	2.11	%(4)	2.51%	2.62%	2.76%	2.94%	2.94%
Portfolio Turnover	5	%(3)	19%	2%	11%	16%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

21	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Massachusetts Limited Fund — Class C
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.810		$9.430	$9.620	$9.160	$9.550	$9.770

Income (Loss) From Operations
Net investment income(1)	$0.104		$0.245	$0.253	$0.260	$0.274	$0.284
Net realized and unrealized gain (loss)	0.159		0.379	(0.191)	0.472	(0.387)	(0.223)

Total income (loss) from operations	$0.263		$0.624	$0.062	$0.732	$(0.113)	$0.061

Less Distributions
From net investment income	$(0.103)		$(0.244)	$(0.252)	$(0.272)	$(0.277)	$(0.281)

Total distributions	$(0.103)		$(0.244)	$(0.252)	$(0.272)	$(0.277)	$(0.281)

Net asset value — End of period	$9.970		$9.810	$9.430	$9.620	$9.160	$9.550

Total Return(2)	2.73	%(3)	6.71%	0.62%	8.05%	(1.22)%	0.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,699		$12,647	$13,403	$14,807	$12,611	$12,995
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.55	%(4)	1.57%	1.56%	1.57%	1.60%	1.60%
Expenses after custodian fee reduction	1.55	%(4)	1.57%	1.56%	1.57%	1.59%	1.58%
Net investment income	2.10	%(4)	2.52%	2.62%	2.71%	2.93%	2.93%
Portfolio Turnover	5	%(3)	19%	2%	11%	16%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Massachusetts Limited Fund — Class I
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	Period Ended March 31, 2011(1)
Net asset value — Beginning of period	$10.240		$9.850	$10.210

Income (Loss) From Operations
Net investment income	$0.154		$0.346	$0.235
Net realized and unrealized gain (loss)	0.170		0.390	(0.360)

Total income (loss) from operations	$0.324		$0.736	$(0.125)

Less Distributions
From net investment income	$(0.154)		$(0.346)	$(0.235)

Total distributions	$(0.154)		$(0.346)	$(0.235)

Net asset value — End of period	$10.410		$10.240	$9.850

Total Return(2)	3.22	%(3)	7.59%	(1.39	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,176		$6,050	$31
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(5)	0.66%	0.67	%(5)
Net investment income	2.99	%(5)	3.02%	3.26	%(5)
Portfolio Turnover	5	%(3)	19%	2	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	For the Fund’s year ended March 31, 2011.

23	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	New York Limited Fund — Class A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.350		$9.980	$10.190	$9.550	$10.200	$10.600

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.344	$0.358	$0.368	$0.387	$0.402
Net realized and unrealized gain (loss)	0.148		0.372	(0.210)	0.644	(0.642)	(0.405)

Total income (loss) from operations	$0.309		$0.716	$0.148	$1.012	$(0.255)	$(0.003)

Less Distributions
From net investment income	$(0.159)		$(0.346)	$(0.358)	$(0.372)	$(0.395)	$(0.397)

Total distributions	$(0.159)		$(0.346)	$(0.358)	$(0.372)	$(0.395)	$(0.397)

Net asset value — End of period	$10.500		$10.350	$9.980	$10.190	$9.550	$10.200

Total Return(2)	3.05	%(3)	7.30%	1.42%	10.72%	(2.56)%	(0.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,561		$56,993	$61,099	$71,238	$63,159	$71,401
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78	%(4)	0.78%	0.78%	0.81%	0.80%	0.82%
Interest and fee expense(5)	—		—	—	—	—	0.01%
Total expenses before custodian fee reduction	0.78	%(4)	0.78%	0.78%	0.81%	0.80%	0.83%
Expenses after custodian fee reduction excluding interest and fees	0.78	%(4)	0.78%	0.78%	0.81%	0.79%	0.81%
Net investment income	3.08	%(4)	3.36%	3.50%	3.66%	3.92%	3.85%
Portfolio Turnover	5	%(3)	12%	8%	6%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

24	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	New York Limited Fund — Class B
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.350		$9.970	$10.180	$9.540	$10.190	$10.590

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.267	$0.281	$0.293	$0.312	$0.324
Net realized and unrealized gain (loss)	0.138		0.382	(0.210)	0.644	(0.643)	(0.406)

Total income (loss) from operations	$0.260		$0.649	$0.071	$0.937	$(0.331)	$(0.082)

Less Distributions
From net investment income	$(0.120)		$(0.269)	$(0.281)	$(0.297)	$(0.319)	$(0.318)

Total distributions	$(0.120)		$(0.269)	$(0.281)	$(0.297)	$(0.319)	$(0.318)

Net asset value — End of period	$10.490		$10.350	$9.970	$10.180	$9.540	$10.190

Total Return(2)	2.56	%(3)	6.60%	0.66%	9.92%	(3.31)%	(0.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,177		$1,314	$1,428	$1,746	$1,976	$2,017
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.53%	1.53%	1.56%	1.55%	1.57%
Interest and fee expense(5)	—		—	—	—	—	0.01%
Total expenses before custodian fee reduction	1.53	%(4)	1.53%	1.53%	1.56%	1.55%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.53%	1.53%	1.56%	1.54%	1.56%
Net investment income	2.34	%(4)	2.61%	2.75%	2.92%	3.17%	3.10%
Portfolio Turnover	5	%(3)	12%	8%	6%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

25	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	New York Limited Fund — Class C
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.840		$9.490	$9.690	$9.080	$9.690	$10.070

Income (Loss) From Operations
Net investment income(1)	$0.116		$0.254	$0.267	$0.278	$0.297	$0.308
Net realized and unrealized gain (loss)	0.148		0.352	(0.200)	0.615	(0.603)	(0.385)

Total income (loss) from operations	$0.264		$0.606	$0.067	$0.893	$(0.306)	$(0.077)

Less Distributions
From net investment income	$(0.114)		$(0.256)	$(0.267)	$(0.283)	$(0.304)	$(0.303)

Total distributions	$(0.114)		$(0.256)	$(0.267)	$(0.283)	$(0.304)	$(0.303)

Net asset value — End of period	$9.990		$9.840	$9.490	$9.690	$9.080	$9.690

Total Return(2)	2.73	%(3)	6.47%	0.66%	9.92%	(3.22)%	(0.78)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,714		$25,823	$25,473	$28,326	$22,780	$23,844
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(4)	1.53%	1.53%	1.56%	1.55%	1.57%
Interest and fee expense(5)	—		—	—	—	—	0.01%
Total expenses before custodian fee reduction	1.53	%(4)	1.53%	1.53%	1.56%	1.55%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.53%	1.53%	1.56%	1.55%	1.56%
Net investment income	2.33	%(4)	2.61%	2.75%	2.90%	3.17%	3.10%
Portfolio Turnover	5	%(3)	12%	8%	6%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

26	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	New York Limited Fund — Class I
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	Period Ended March 31, 2011(1)
Net asset value — Beginning of period	$10.350		$9.970	$10.330

Income (Loss) From Operations
Net investment income	$0.168		$0.364	$0.250
Net realized and unrealized gain (loss)	0.149		0.378	(0.360)

Total income (loss) from operations	$0.317		$0.742	$(0.110)

Less Distributions
From net investment income	$(0.167)		$(0.362)	$(0.250)

Total distributions	$(0.167)		$(0.362)	$(0.250)

Net asset value — End of period	$10.500		$10.350	$9.970

Total Return(2)	3.12	%(3)	7.56%	(1.26	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,173		$4,342	$101
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.63	%(5)	0.63%	0.63	%(5)
Net investment income	3.23	%(5)	3.41%	3.68	%(5)
Portfolio Turnover	5	%(3)	12%	8	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	For the Fund’s year ended March 31, 2011.

27	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Pennsylvania Limited Fund — Class A
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.160		$9.810	$10.060	$9.720	$10.030	$10.360

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.338	$0.371	$0.372	$0.393	$0.393
Net realized and unrealized gain (loss)	0.178		0.354	(0.252)	0.348	(0.313)	(0.327)

Total income from operations	$0.336		$0.692	$0.119	$0.720	$0.080	$0.066

Less Distributions
From net investment income	$(0.156)		$(0.337)	$(0.369)	$(0.380)	$(0.390)	$(0.396)
Tax return of capital	—		(0.005)	—	—	—	—

Total distributions	$(0.156)		$(0.342)	$(0.369)	$(0.380)	$(0.390)	$(0.396)

Net asset value — End of period	$10.340		$10.160	$9.810	$10.060	$9.720	$10.030

Total Return(2)	3.37	%(3)	7.17%	1.16%	7.49%	0.83%	0.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,123		$37,366	$40,024	$47,779	$36,461	$39,272
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.84	%(4)	0.83%	0.82%	0.84%	0.87%	0.88%
Expenses after custodian fee reduction	0.84	%(4)	0.83%	0.82%	0.84%	0.86%	0.85%
Net investment income	3.08	%(4)	3.36%	3.69%	3.71%	4.00%	3.84%
Portfolio Turnover	6	%(3)	15%	9%	6%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

28	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Pennsylvania Limited Fund — Class B
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.160		$9.810	$10.060	$9.720	$10.030	$10.360

Income (Loss) From Operations
Net investment income(1)	$0.120		$0.262	$0.296	$0.300	$0.319	$0.318
Net realized and unrealized gain (loss)	0.178		0.354	(0.252)	0.346	(0.314)	(0.329)

Total income (loss) from operations	$0.298		$0.616	$0.044	$0.646	$0.005	$(0.011)

Less Distributions
From net investment income	$(0.118)		$(0.262)	$(0.294)	$(0.306)	$(0.315)	$(0.319)
Tax return of capital	—		(0.004)	—	—	—	—

Total distributions	$(0.118)		$(0.266)	$(0.294)	$(0.306)	$(0.315)	$(0.319)

Net asset value — End of period	$10.340		$10.160	$9.810	$10.060	$9.720	$10.030

Total Return(2)	2.98	%(3)	6.38%	0.41%	6.70%	0.06%	(0.11)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$391		$405	$442	$428	$550	$1,159
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.59	%(4)	1.58%	1.57%	1.59%	1.62%	1.63%
Expenses after custodian fee reduction	1.59	%(4)	1.58%	1.57%	1.59%	1.61%	1.60%
Net investment income	2.33	%(4)	2.61%	2.95%	3.00%	3.25%	3.10%
Portfolio Turnover	6	%(3)	15%	9%	6%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

29	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Pennsylvania Limited Fund — Class C
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.640		$9.300	$9.540	$9.210	$9.510	$9.820

Income (Loss) From Operations
Net investment income(1)	$0.114		$0.249	$0.280	$0.282	$0.303	$0.301
Net realized and unrealized gain (loss)	0.168		0.344	(0.241)	0.337	(0.304)	(0.308)

Total income (loss) from operations	$0.282		$0.593	$0.039	$0.619	$(0.001)	$(0.007)

Less Distributions
From net investment income	$(0.112)		$(0.249)	$(0.279)	$(0.289)	$(0.299)	$(0.303)
Tax return of capital	—		(0.004)	—	—	—	—

Total distributions	$(0.112)		$(0.253)	$(0.279)	$(0.289)	$(0.299)	$(0.303)

Net asset value — End of period	$9.810		$9.640	$9.300	$9.540	$9.210	$9.510

Total Return(2)	3.08	%(3)	6.36%	0.38%	6.78%	(0.01)%	(0.08)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,456		$18,710	$17,374	$18,014	$13,884	$13,427
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.59	%(4)	1.58%	1.57%	1.59%	1.62%	1.63%
Expenses after custodian fee reduction	1.59	%(4)	1.58%	1.57%	1.59%	1.61%	1.60%
Net investment income	2.33	%(4)	2.61%	2.95%	2.96%	3.25%	3.10%
Portfolio Turnover	6	%(3)	15%	9%	6%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

30	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Pennsylvania Limited Fund — Class I
	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	Period Ended March 31, 2011(1)
Net asset value — Beginning of period	$10.160		$9.800	$10.160

Income (Loss) From Operations
Net investment income	$0.166		$0.357	$0.249
Net realized and unrealized gain (loss)	0.178		0.359	(0.360)

Total income (loss) from operations	$0.344		$0.716	$(0.111)

Less Distributions
From net investment income	$(0.164)		$(0.351)	$(0.249)
Tax return of capital	—		(0.005)	—

Total distributions	$(0.164)		$(0.356)	$(0.249)

Net asset value — End of period	$10.340		$10.160	$9.800

Total Return(2)	3.55	%(3)	7.32%	(1.27	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,145		$1,137	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.69	%(5)	0.68%	0.67	%(5)
Net investment income	3.23	%(5)	3.45%	3.81	%(5)
Portfolio Turnover	6	%(3)	15%	9	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	For the Fund’s year ended March 31, 2011.

31	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, three of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund), Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable, and to provide limited principal fluctuation. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestments of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

32

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

the utilization of the capital loss carryforwards. The amounts and expiration dates of the capital loss carryforwards and the amounts of the current year deferred capital losses are as follows:

Expiration Date	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

March 31, 2013	$1,336,686	$1,522,094	$954,523
March 31, 2014	25,938	—	—
March 31, 2015	—	97,867	29,139
March 31, 2016	103,860	394,181	107,086
March 31, 2017	1,158,951	718,716	310,885
March 31, 2018	869,381	2,585,819	975,763
March 31, 2019	435,325	1,022,603	356,407

Total capital loss carryforward	$3,930,141	$6,341,280	$2,733,803

Deferred capital losses	$639,872	$1,694,220	$891,592

As of September 30, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to

33

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to September 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended September 30, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Investment Adviser Fee	$131,309	$185,620	$121,709
Effective Annual Rate	0.41%	0.42%	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2012 were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

EVM’s Sub-Transfer Agent Fees	$789	$1,281	$858
EVD’s Class A Sales Charges	$2,361	$5,093	$2,283

Officers and Trustees of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

34

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2012 for Class A shares amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class A Distribution and Service Fees	$33,248	$43,237	$28,227

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class B Distribution Fees	$858	$4,886	$1,456
Class C Distribution Fees	$47,855	$98,429	$72,081

At September 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class B	$653,000	$970,000	$436,000
Class C	$5,773,000	$7,593,000	$7,357,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2012 amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class B Service Fees	$172	$977	$291
Class C Service Fees	$9,571	$19,685	$14,416

35

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended September 30, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class A	$5,000	$—	$—
Class B	$—	$—	$—
Class C	$—	$—	$300

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2012 were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Purchases	$5,578,319	$4,252,358	$3,560,623
Sales	$2,970,000	$6,346,020	$5,478,560

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Six Months Ended September 30, 2012 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	269,982	—	92,226	216,302
Issued to shareholders electing to receive payments of distributions in Fund shares	50,515	240	10,463	1,979
Redemptions	(264,072)	(94)	(118,534)	(23,662)
Exchange from Class B shares	6,064	—	—	—
Exchange to Class A shares	—	(6,070)	—	—

Net increase (decrease)	62,489	(5,924)	(15,845)	194,619

36

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	496,011	12,362	70,230	602,721
Issued to shareholders electing to receive payments of distributions in Fund shares	105,062	564	23,632	1,236
Redemptions	(884,559)	(2,884)	(225,154)	(16,274)
Exchange from Class B shares	7,445	—	—	—
Exchange to Class A shares	—	(7,448)	—	—

Net increase (decrease)	(276,041)	2,594	(131,292)	587,683

New York Limited Fund
	Six Months Ended September 30, 2012 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	320,624	15,578	270,480	49,398
Issued to shareholders electing to receive payments of distributions in Fund shares	75,771	1,070	24,649	6,368
Redemptions	(341,336)	(15,106)	(243,050)	(77,783)
Exchange from Class B shares	16,373	—	—	—
Exchange to Class A shares	—	(16,389)	—	—

Net increase (decrease)	71,432	(14,847)	52,079	(22,017)

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	680,115	18,189	450,512	468,256
Issued to shareholders electing to receive payments of distributions in Fund shares	167,286	2,214	48,964	6,239
Redemptions	(1,482,954)	(19,747)	(561,436)	(65,237)
Exchange from Class B shares	16,836	—	—	—
Exchange to Class A shares	—	(16,853)	—	—

Net increase (decrease)	(618,717)	(16,197)	(61,960)	409,258

Pennsylvania Limited Fund
	Six Months Ended September 30, 2012 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	155,175	3,775	140,727	14,301
Issued to shareholders electing to receive payments of distributions in Fund shares	49,582	451	15,563	1,795
Redemptions	(298,117)	(411)	(114,036)	(17,353)
Exchange from Class B shares	5,909	—	—	—
Exchange to Class A shares	—	(5,909)	—	—

Net increase (decrease)	(87,451)	(2,094)	42,254	(1,257)

37

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	461,429	4,960	291,267	148,484
Issued to shareholders electing to receive payments of distributions in Fund shares	101,145	1,026	31,134	3,074
Redemptions	(970,477)	(5,933)	(248,219)	(39,649)
Exchange from Class B shares	5,227	—	—	—
Exchange to Class A shares	—	(5,226)	—	—

Net increase (decrease)	(402,676)	(5,173)	74,182	111,909

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Aggregate cost	$57,277,241	$79,535,701	$52,256,604

Gross unrealized appreciation	$6,731,224	$8,682,109	$5,508,517
Gross unrealized depreciation	—	(372,429)	(184,286)

Net unrealized appreciation	$6,731,224	$8,309,680	$5,324,231

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2012, the Pennsylvania Limited Fund had a balance outstanding pursuant to this line of credit of $1,700,000, at an interest rate of 1.14%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2012. The Funds’ average borrowings or allocated fees during the six months ended September 30, 2012 were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

38

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at September 30, 2012 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Massachusetts Limited	12/12	5 U.S. 10-Year Treasury Note	Short	$(663,624)	$(667,422)	$(3,798)
	12/12	7 U.S. 30-Year Treasury Bond	Short	(1,044,386)	(1,045,626)	(1,240)
New York Limited	12/12	6 U.S. 10-Year Treasury Note	Short	$(796,348)	$(800,906)	$(4,558)
	12/12	10 U.S. 30-Year Treasury Bond	Short	(1,489,810)	(1,493,750)	(3,940)
Pennsylvania Limited	12/12	30 U.S. 10-Year Treasury Note	Short	$(3,981,742)	$(4,004,531)	$(22,789)
	12/12	30 U.S. 30-Year Treasury Bond	Short	(4,492,210)	(4,481,250)	10,960

At September 30, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2012 were as follows:

	Massachusetts Limited Fund		New York Limited Fund		Pennsylvania Limited Fund

Asset Derivative:
Futures Contracts	$—		$—		$10,960	(1)

Total	$—		$—		$10,960

Liability Derivative:
Futures Contracts	$(5,038	)(1)	$(8,498	)(1)	$(22,789	)(1)

Total	$(5,038)		$(8,498)		$(22,789)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2012 was as follows:

	Massachusetts Limited Fund		New York Limited Fund		Pennsylvania Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(167,217	)(1)	$(184,644	)(1)	$(393,015	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(34,696	)(2)	$(71,408	)(2)	$(129,612	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

39

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended September 30, 2012, which are indicative of the volume of this derivative type, were approximately as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Average Notional Amount:
Futures Contracts	$1,700,000	$2,143,000	$6,000,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,008,465	$—	$64,008,465

Total Investments	$—	$64,008,465	$—	$64,008,465

Liability Description

Futures Contracts	$(5,038)	$—	$—	$(5,038)

Total	$(5,038)	$—	$—	$(5,038)

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$87,845,381	$—	$87,845,381

Total Investments	$—	$87,845,381	$—	$87,845,381

Liability Description

Futures Contracts	$(8,498)	$—	$—	$(8,498)

Total	$(8,498)	$—	$—	$(8,498)

40

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,580,835	$—	$57,580,835

Total Investments	$—	$57,580,835	$—	$57,580,835

Futures Contracts	$10,960	$—	$—	$10,960

Total	$10,960	$57,580,835	$—	$57,591,795

Liability Description

Futures Contracts	$(22,789)	$—	$—	$(22,789)

Total	$(22,789)	$—	$—	$(22,789)

The Funds held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

41

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

42

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

•	Eaton Vance New York Limited Maturity Municipal Income Fund

•	Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

43

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with relatively longer maturities than other funds in the relevant universe. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

44

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2012

Officers and Trustees

Officers of Eaton Vance Limited Maturity Municipal Income Funds

Cynthia J. Clemson

President

Payson F. Swaffield

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Maturity Municipal Income Funds

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

442-11/12	5LTFSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: November 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 13, 2012

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: November 13, 2012